Consolidated statements of cash flows - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Loss after income tax expense for the year	$ (20,465,180)	$ (25,014,055)	$ (8,420,000)
Adjustments for:
Depreciation and amortisation	1,869,000	1,869,000	1,265,000
Share-based payments	1,159,000	1,675,000	637,000
Foreign exchange differences	46,000	(2,154,000)	428,000
Gain on remeasurement of contingent consideration	(2,097,000)		2,570,000
Cash flows from used in operations before changes in working capital	(19,488,000)	(23,624,000)	(3,520,000)
Change in operating assets and liabilities:
Increase/(decrease) in trade and other receivables	3,450,000	(7,000)	(5,027,000)
Increase/(decrease) in prepayments	365,000	(277,000)	(1,182,000)
Increase/(decrease) in trade and other payables	569,000	(528,000)	1,010,000
Increase in other provisions	264,000	201,000	92,000
Decrease in deferred tax liability	(271,000)	(368,000)	(484,000)
(Decrease)/increase in borrowings	(45,000)	1,841,000
Net cash used in operating activities	(15,156,000)	(22,762,000)	(9,111,000)
Cash flows from investing activities
Payment of milestone relating to contingent consideration		(2,365,000)
Net cash used in investing activities		(2,365,000)
Cash flows from financing activities
Proceeds from issue of shares	12,972,000	3,726,000	28,109,000
Net cash from financing activities	12,972,000	3,726,000	28,109,000
Net (decrease)/increase in cash and cash equivalents	(2,184,000)	(21,401,000)	18,998,000
Cash and cash equivalents at the beginning of the financial year	7,361,112	27,587,000	8,764,000
Effects of exchange rate changes on cash	64,000	1,175,000	(175,000)
Cash and cash equivalents at the end of the financial year	$ 5,241,197	$ 7,361,112	$ 27,587,000